Financial Risk Management - Disclosure of Customer Finance Fair Value Reconciliation (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Customer Finance Reconciliation [Abstract]
Opening balance	kr 4,522	kr 6,917
Additions	18,102	20,758
Disposals/repayments	(21,189)	(23,920)
Revaluation/amortization of interest	54	407
Translation difference	(399)	360
Closing balance	1,090	4,522
Of which non-current	kr 238	kr 190